[FIDELITY INVESTMENTS LOGO]











                                                 Lincoln National
                                                 Equity-Income Fund, Inc.
                                                 Annual Report
                                                 December 31, 1998

Lincoln National Equity-Income Fund, Inc.


Index
     Commentary
     Statement of Net Assets
     Statement of Operations
     Statements of Changes in Net Assets
     Financial Highlights
     Notes to Financial Statements
     Report of Ernst & Young LLP, Independent Auditors

Lincoln National Equity-Income Fund, Inc.


Managed by:    [FIDELITY INVESTMENTS LOGO]


The Fund returned 12.73% for the year ended December 31, 1998. Its appropriate benchmark, the S&P 500 Index returned 28.76% for 1998.

Financials remain the portfolio's largest sector commitment, and certain financial holdings were among the portfolio's top contributors. Disappointing earnings due to the low oil price and weakness in chemical margins adversely impacted certain positions, such as Occidental Petroleum. During the last quarter of 1998, we added a variety of stocks including financials that we believed were undervalued or misperceived after the third quarter 1998 market pullback.

The largest contributors to performance, versus the benchmark, included good security selection in the consumer non-durables and capital goods sectors, particularly retailing, media and leisure, and industrial machinery companies. However, underexposure to the narrowing group of strong-performing growth stocks, including dominant technology companies, was disadvantageous to the portfolio's return versus the S&P 500 Index. Underexposure to dominant large-cap technology stocks also was a significant detractor from relative return versus the S&P 500 Index. Finally, value-oriented investing, as is this Fund's mandate, did not fare as well as growth-oriented investing which was a major factor in underperformance relative to the benchmark.

Stephen R. Petersen

Growth of $10,000 invested 1/3/94 through 12/31/98

                           1/3/94    12/31/98
Equity-Income Fund        $10,000     $29,366
S&P 500 Index             $10,000     $25,123

This chart illustrates, hypothetically, that $10,000 was invested in the Equity-Income Fund on 1/3/94. As the chart shows, by December 31, 1998, the value of the investment at net asset value, with any dividends and capital gains reinvested, would have grown to $25,123. For comparison, look at how the S&P 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $29,366. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

Average annual return              Ended
on investments                     12/31/98
--------------------------------------------
One Year                           +12.73%
--------------------------------------------
Lifetime
(since 1/3/94)                     +20.23%
--------------------------------------------

Lincoln National
Equity-Income Fund, Inc.

Statement of Net Assets
December 31, 1998

Investments:
                                                 Par           Market
Long-Term Debt Investments:                      Amount**       Value
---------------------------------------------------------------------------
Daimler-Benz Capital (Germany)
4.125%, 7/5/03                                    830,000        $ 898,499
---------------------------------------------------------------------------

Total Long-Term Debt Investments: 0.1%
(Cost $542,255)                                                    898,499
---------------------------------------------------------------------------

Convertible Bonds:

Automobiles & Auto Parts: 0.0%
---------------------------------------------------------------------------
Magna International 144A
4.875%, 2/15/05                                 $ 250,000          256,563
---------------------------------------------------------------------------

Banking, Finance & Insurance: 0.0%
---------------------------------------------------------------------------
Loews
3.125%, 9/15/07                                   400,000          317,000
---------------------------------------------------------------------------

Cable, Media & Publishing: 0.3%
---------------------------------------------------------------------------
Jacor Communications
0.00%, 6/12/11                                    610,000          532,988
0.00%, 2/9/18                                     310,000          147,250
News America Holdings
0.00%, 3/11/13                                  4,070,000        2,345,338
---------------------------------------------------------------------------
                                                                 3,025,576

Computers & Technology: 0.4%
---------------------------------------------------------------------------
Apple Computer
6.00%, 6/1/01                                     690,000          974,625
Apple Computer 144A
6.00%, 6/1/01                                     140,000          197,750
Micron Technology
7.00%, 7/1/04                                   1,430,000        1,549,763
Quantum
7.00%, 8/1/04                                     720,000          696,600
Softkey International 144A
5.50%, 11/1/00                                    770,000          758,450
---------------------------------------------------------------------------
                                                                 4,177,188

Electronics & Electrical Equipment : 0.1%
---------------------------------------------------------------------------
Sunbeam
0.00%, 3/25/18                                  5,180,000          653,975
---------------------------------------------------------------------------

Industrial Machinery: 0.1%
---------------------------------------------------------------------------
Matsushita Electric Industries (Japan)
1.30%, 3/29/02                                 30,000,000          338,400
1.40%, 3/31/04                                 15,000,000          171,183
---------------------------------------------------------------------------
                                                                   509,583

Leisure, Lodging & Entertainment: 0.0%
---------------------------------------------------------------------------
Hilton Hotels
5.00%, 5/15/06                                    180,000          164,925
---------------------------------------------------------------------------

Metals & Mining: 0.0%
---------------------------------------------------------------------------
Hexcel
7.00%, 8/1/03                                     210,000          174,038
---------------------------------------------------------------------------

Miscellaneous: 0.1%
---------------------------------------------------------------------------
ADT Operations Lyons
0.00%, 7/6/10                                     380,000          774,250
---------------------------------------------------------------------------

Real Estate: 0.0%
---------------------------------------------------------------------------
Liberty Property Trust
8.00%, 7/1/01                                      10,000           17,425
---------------------------------------------------------------------------

                                                 Par           Market
                                                 Amount         Value
---------------------------------------------------------------------------
Retail: 0.2%
---------------------------------------------------------------------------
Baker (J.)
7.00%, 6/1/02                                    $260,000        $ 175,500
Charming Shoppes
7.50%, 7/15/06                                    200,000          183,500
Home Depot
3.25%, 10/1/01                                    650,000        1,711,125
Rite-Aid Notes 144A
5.25%, 9/15/02                                    360,000          524,250
---------------------------------------------------------------------------
                                                                 2,594,375

Transportation & Shipping: 0.1%
---------------------------------------------------------------------------
Continental Airlines
6.75%, 4/15/06                                    320,000          387,600
---------------------------------------------------------------------------

Total Convertible Bonds: 1.3%
(Cost $11,527,583)                                              13,052,498
---------------------------------------------------------------------------

                                                 Number
Common Stock:                                    of Shares
---------------------------------------------------------------------------
Aerospace & Defense: 2.7%
---------------------------------------------------------------------------
Allied-Signal                                     158,000        7,001,375
Coltec Industries*                                 26,700          520,650
General Dynamics                                   32,200        1,887,725
General Motors Class H                             21,100          837,406
Loral Space and Communications 144A                24,800          441,750
Northrop                                           21,300        1,557,563
Textron                                           100,600        7,639,313
United Technologies                                67,200        7,308,000
---------------------------------------------------------------------------
                                                                27,193,782

Automobiles  &  Auto  Parts:  2.0%
---------------------------------------------------------------------------
Bayerische Motoren Werke (BMW) AG (Germany)         1,700        1,334,503
Bayerische Motoren Werke (BMW) New (Germany)*         340          260,779
Cooper Industries                                  18,598          886,892
DaimlerChrysler AG (Germany)*                      62,363        5,990,746
Ford Motor                                         63,700        3,738,394
Meritor Automotive                                 58,433        1,238,049
Navistar International*                            23,400          666,900
Pep Boys                                           60,200          944,388
TRW                                                66,200        3,719,613
Volvo AB (Sweden)                                  48,600        1,112,600
---------------------------------------------------------------------------
                                                                19,892,864

Banking, Finance & Insurance: 24.3%
---------------------------------------------------------------------------
Aetna                                               6,500          511,063
Allstate                                          240,810        9,301,284
American Bankers Insurance Group                   25,800        1,248,075
American Express                                  189,700       19,396,824
Associates First Capital Class A                  199,908        8,471,102
BankAmerica                                       268,640       16,151,980
Bank of New York                                  624,900       25,152,225
Bank of Nova Scotia (Canada)                       68,300        1,505,634
Bank One                                          386,965       19,759,400
Chase Manhattan                                    84,200        5,730,863
Chubb                                              11,600          752,550
Cigna                                              30,000        2,319,374
Citigroup                                         414,100       20,497,949
Comerica                                           65,400        4,459,463
Edperbrascan Class A (Canada)                     209,500        2,914,664
Enhance Financial Services Group                    7,892          236,760
Federal Home Loan Bank                             12,200          786,138
Federal National Mortgage Association             332,300       24,590,200
First Marathon (Canada)                            97,300        1,128,070
Fleet Financial Group                             133,300        5,956,844
Fremont General                                   138,794        3,435,152
Hartford Financial Services                       131,300        7,205,088
Highlands Insurance Group*                         30,970          404,546
Household International                           216,044        8,560,743
Humana*                                            30,700          546,844
Lehman Brothers Holdings                           37,780        1,664,681
Marsh & McLennan                                   18,000        1,051,875
National Bank of Canada (Canada)                  174,600        2,828,269
Nomura Securities (Japan)                          26,000          225,688
PMI Group                                          19,400          957,875
ReliaStar Financial                                86,000        3,966,750

                                                 Number        Market
Common Stock:                                    of Shares      Value
---------------------------------------------------------------------------
Royal Bank of Canada (Canada)                      50,000      $ 2,500,000
Salomon Inc. Exchangeable Notes (Due
February 1, 2001-DECS)*                             9,000          596,250
SLM Holding                                        34,700        1,665,600
Societe Generale (France)                               1              162
Torchmark                                          62,000        2,189,375
Transamerica                                          200           23,100
Travelers Property Casualty Class A                51,600        1,599,599
U.S. Bancorp                                      141,900        5,037,450
United Healthcare                                  16,600          714,838
Waddell & Reed Financial                           15,183          353,005
Waddell & Reed Financial Class A                   23,627          559,665
Washington Mutual                                 248,133        9,475,578
Wells Fargo                                       338,166       13,505,505
---------------------------------------------------------------------------
                                                               239,938,100

Buildings & Materials: 0.3%
---------------------------------------------------------------------------
Fluor                                              15,300          651,206
Masco                                              81,800        2,351,750
Premark International                              11,100          384,338
---------------------------------------------------------------------------
                                                                 3,387,294

Cable, Media & Publishing: 2.8%
---------------------------------------------------------------------------
CBS                                               128,185        4,198,058
Donnelley & Sons                                   49,700        2,177,481
Dun and Bradstreet                                 32,400        1,022,625
Infinity Broadcasting Class A*                     27,700          758,288
New England Business Service                       15,500          606,438
Readers Digest Association                         46,000        1,158,625
Time Warner                                       161,566       10,027,189
Viacom Class B *                                   95,300        7,052,200
Wallace Computer Services                          37,500          989,063
---------------------------------------------------------------------------
                                                                27,989,967

Chemicals: 3.0%
---------------------------------------------------------------------------
Dexter                                             42,200        1,326,663
DuPont(E.I.)deNemours                              61,400        3,258,038
Great Lakes Chemical                               74,900        2,996,000
Hanna (M.A.)                                       74,000          911,125
Hercules                                           71,900        1,968,263
Hoechst AG (Germany)                               45,700        1,889,724
IMC Fertilizer Group                               80,900        1,729,238
Lawter International                               27,800          323,175
Millenium Chemicals                                62,842        1,248,985
Monsanto                                           80,400        3,819,000
Nalco Chemical                                     33,300        1,032,300
Octel*                                             11,200          155,400
Olin                                               53,700        1,520,381
Solutia                                            97,500        2,181,562
Takeda Chemical Industries (Japan)                 28,000        1,073,364
Union Carbide                                      54,300        2,307,750
Washington Water Power*                            59,900        1,153,075
Witco                                              72,900        1,161,843
---------------------------------------------------------------------------
                                                                30,055,886

Computers & Technology: 2.6%
---------------------------------------------------------------------------
Compaq Computer                                    12,001          503,292
EG&G                                               34,700          965,094
Electronic Data Systems                           132,800        6,673,200
First Data                                         47,100        1,492,481
International Business Machines                    39,800        7,353,050
NCR*                                               52,700        2,200,225
Unisys*                                           167,118        5,755,126
Xerox                                               5,100          601,800
---------------------------------------------------------------------------
                                                                25,544,268

Consumer Products: 6.6%
---------------------------------------------------------------------------
Avon Products                                      31,600        1,398,300
Clorox                                             21,100        2,464,744
General Electric                                  378,600       38,640,862
Gillete                                            46,600        2,251,363
Kimberly-Clark                                     90,300        4,921,350
Maytag                                              8,900          554,025
Minnesota Mining & Manufacturing                   21,900        1,557,638
Modis Professional Services*                       40,100          581,450
Procter & Gamble                                   25,800        2,355,863
Snap-on                                            69,700        2,426,431
Unilever NV ADR                                    24,800        2,056,850
Unilever NV-CVA (Netherlands)                       1,200          102,588
Unilever (United Kingdom)                         514,600        5,762,891
---------------------------------------------------------------------------
                                                                65,074,355


                                                 Number          Market
                                                 of Shares        Value
---------------------------------------------------------------------------
Electronics & Electrical Equipment: 3.1%
---------------------------------------------------------------------------
AMP                                                33,320      $ 1,734,723
Cilcorp                                            14,100          862,744
Eaton                                              23,500        1,661,156
Emerson Electric                                   69,800        4,366,863
Honeywell                                          16,800        1,265,250
Motorola                                           97,600        5,959,700
Raytheon Class A                                    4,648          240,244
Raytheon Class B                                  151,200        8,051,400
Schlumberger Limited                               59,300        2,735,212
Siemens AG (Germany)                               47,200        3,101,838
Texas Instruments                                  14,700        1,257,769
---------------------------------------------------------------------------
                                                                31,236,899

Energy: 9.2%
---------------------------------------------------------------------------
Amerada Hess                                       65,600        3,263,600
Amoco                                             102,800        6,065,200
Anadarko Petroleum                                 49,400        1,525,225
Atlantic Richfield                                  8,600          561,150
British Petroleum ADR                             177,724       16,883,779
Canadian Hunter*                                    5,025           32,822
Chevron                                           118,872        9,858,945
Coastal                                            40,600        1,418,463
Compagnie Francaise de Petroleum Total ADR         72,633        3,613,492
Conoco*                                            60,500        1,262,938
Duke Energy                                        35,276        2,259,869
Elf Aquitaine ADR                                  66,300        3,754,238
Exxon                                              65,400        4,782,375
Mobil                                              38,900        3,389,163
Occidental Petroleum                              227,800        3,844,125
Phillips Petroleum                                 60,900        2,595,863
Questar                                           103,200        1,999,500
Royal Dutch Petroleum ADR                         160,500        7,683,938
Santa Fe Energy Resources*                         33,989          250,669
Sempra Energy                                     120,415        3,055,530
Texaco                                              5,203          275,109
Total SA (France)                                  53,254        5,393,708
US Industries                                      54,280        1,010,965
USX-Marathon Oil                                  136,400        4,109,049
Ultramar Diamond Shamrock                          36,700          889,975
Unocal                                             37,300        1,088,694
Valero Energy                                      22,400          476,000
---------------------------------------------------------------------------
                                                                91,344,384

Environmental Services: 1.7%
---------------------------------------------------------------------------
Allied Waste Industries*                           48,300        1,141,088
Browning Ferris                                    82,887        2,357,099
Burlington Resources                               77,700        2,782,631
Halliburton                                       191,900        5,685,038
Waste Management                                  103,960        4,847,135
---------------------------------------------------------------------------
                                                                16,812,991

Food, Beverage & Tobacco: 3.7%
---------------------------------------------------------------------------
Anheuser Busch                                     37,000        2,428,124
Bestfoods                                          32,600        1,735,950
Corn Products                                      37,250        1,131,469
DiMon                                              28,500          211,969
Goodman Fielder Limited (Australia)               199,897          201,691
Heinz (H.J.)                                       37,700        2,134,763
McDonald's                                         55,800        4,275,674
PepsiCo                                            25,200        1,031,625
Philip Morris                                     420,900       22,518,149
RJR Nabisco Holdings                                3,860          114,594
The Seagram Company                                24,300          923,400
The Seagram Company (Canada)                        9,900          376,664
---------------------------------------------------------------------------
                                                                37,084,072

Healthcare & Pharmaceuticals: 6.8%
---------------------------------------------------------------------------
American Home Products                            154,200        8,683,388
Baxter International                               44,100        2,836,181
Bristol-Myers Squibb                               75,600       10,116,224
Columbia/HCA Healthcare                           198,000        4,900,499
IMS Health                                          7,200          543,150
Johnson & Johnson                                  54,000        4,529,250
Lilly (Eli)                                        28,900        2,568,487
Merck & Company                                    50,200        7,413,912

                                                 Number          Market
                                                 of Shares        Value
---------------------------------------------------------------------------
Schering-Plough                                   241,800     $ 13,359,450
Tyco International                                170,334       12,849,570
---------------------------------------------------------------------------
                                                                67,800,111

Industrial Machinery: 0.7%
---------------------------------------------------------------------------
American Standard*                                 55,800        2,005,313
Ingersoll-Rand                                     54,250        2,546,359
Pall                                               34,900          883,406
Parker Hannifin                                    48,450        1,586,738
---------------------------------------------------------------------------
                                                                 7,021,816

Leisure, Lodging & Entertainment: 0.8%
---------------------------------------------------------------------------
Circus Circus Enterprises*                         39,000          446,063
King World Productions*                            38,100        1,121,569
Mirage Resorts*                                    33,400          498,913
Starwood Hotels & Resorts Trust                   123,934        2,811,751
Viad                                               83,800        2,545,424
---------------------------------------------------------------------------
                                                                 7,423,720

Metals & Mining: 1.6%
---------------------------------------------------------------------------
Alcan Aluminum                                     60,700        1,642,694
Alcan Aluminum (Canada)                            64,900        1,759,210
Aluminum Company of America                        91,341        6,810,613
Case                                               12,000          261,750
DoFasco (Canada)                                   71,800          919,190
Inland Steel                                       63,147        1,065,605
Kaiser Aluminum*                                   39,582          192,962
Newmont Mining                                     50,800          917,575
Noranda (Canada)                                   20,100          200,212
Phelps Dodge                                       31,700        1,612,738
USX-U.S. Steel Group                               23,700          545,100
---------------------------------------------------------------------------
                                                                15,927,649

Miscellaneous: 0.7%
---------------------------------------------------------------------------
AC Nielson*                                        56,500        1,596,125
Berkshire Hathaway Class A*                            43        3,038,000
Manpower                                           36,800          926,900
Ogden                                              47,400        1,187,963
---------------------------------------------------------------------------
                                                                 6,748,988

Packaging & Containers: 0.1%
---------------------------------------------------------------------------
Domtar                                                500            2,938
Domtar (Canada)                                    89,700          518,514
---------------------------------------------------------------------------
                                                                   521,452

Paper & Forest Products: 1.1%
---------------------------------------------------------------------------
Boise Cascade                                       1,900           58,900
Bowater                                            22,800          944,775
Champion International                             54,000        2,187,000
Fort James                                         47,300        1,892,000
Georgia-Pacific                                    47,800        2,799,288
Nexfor                                              8,764           34,631
Weyerhaeuser                                       59,600        3,028,425
---------------------------------------------------------------------------
                                                                10,945,019

Real Estate: 0.6%
---------------------------------------------------------------------------
Alexandria R.E. Equities                           10,500          324,844
Crescent Real Estate Equities                      56,300        1,294,900
Duke Realty Investments                            14,500          337,125
Equity Office Properties Trust                     34,600          830,400
Equity Residential Properties                      46,100        1,864,169
Fastighets AB Tornet (Sweden)                      19,520          284,700
Macerich                                           14,700          376,688
Mandamus Fastigheter (Sweden)*                      1,610            9,016
Weeks                                              11,100          312,881
---------------------------------------------------------------------------
                                                                 5,634,723

Retail: 4.3%
---------------------------------------------------------------------------
Charming Shoppes*                                  50,900          216,325
Dayton Hudson                                      78,400        4,253,200
Federated Department Stores*                       85,863        3,740,407
Footstar*                                          46,377        1,159,425
Harcourt General                                   44,900        2,388,119
Harsco                                             68,600        2,088,013
Hudson's Bay (Canada)                              84,800        1,071,770
Intimate Brands                                    14,300          427,213
Limited                                            88,822        2,586,941


                                                 Number          Market
                                                 of Shares        Value
---------------------------------------------------------------------------
Liz Claiborne                                      19,700        $ 621,781
Payless ShoeSource*                                11,600          549,550
Sears Roebuck                                      27,900        1,185,750
Sherwin-Williams                                   24,800          728,500
TJX                                               266,187        7,719,423
Toys R Us*                                         27,900          470,813
Tupperware                                         26,200          430,663
Wal-Mart Stores                                   155,300       12,647,244
Public Storage                                     23,700          641,381
---------------------------------------------------------------------------
                                                                42,926,518

Telecommunications: 8.4%
---------------------------------------------------------------------------
Alcatel (France)                                   24,440        2,991,410
Alstom (France)*                                   26,541          622,167
ALLTEL                                             41,400        2,476,238
Ameritech                                         147,400        9,341,475
AT & T                                            247,800       18,646,950
Bell Atlantic                                     243,476       13,832,480
BellSouth                                         180,600        9,007,425
GTE                                               105,200        7,094,425
MCI Worldcom*                                      95,455        6,851,879
Niagara Mohawk Power*                             119,100        1,920,488
SBC Communications                                155,900        8,360,138
Sprint                                             27,000        2,271,375
---------------------------------------------------------------------------
                                                                83,416,450

Textiles, Apparel & Furniture: 0.4%
---------------------------------------------------------------------------
Kellwood                                           33,600          840,000
NIKE                                               41,500        1,683,344
Newell                                             16,100          664,125
Stevens & Stevens                                  20,900          200,509
Unifi                                              18,100          354,081
---------------------------------------------------------------------------
                                                                 3,742,059

Transportation & Shipping: 1.3%
---------------------------------------------------------------------------
Brunswick                                          41,300        1,022,174
Burlington Northern Santa Fe                      169,200        5,710,500
CSX                                               102,200        4,241,300
Norfolk Southern                                   26,400          836,549
Ryder Systems                                      56,600        1,471,600
---------------------------------------------------------------------------
                                                                13,282,123

Utilities: 2.6%
---------------------------------------------------------------------------
Allegheny Energy                                   95,500        3,294,750
American Electric Power                            93,800        4,414,462
Central & South West                               37,300        1,023,418
Cinergy                                            43,000        1,478,125
CMP GROUP                                          48,400          913,550
CMS Energy                                         12,200          590,938
Consolidated Edison                                45,575        2,409,778
DPL                                                66,000        1,427,250
Entergy                                           171,800        5,347,274
Illinova                                            4,400          110,000
PG&E                                              102,245        3,220,716
Pinnacle West Capital                              19,900          843,263
---------------------------------------------------------------------------
                                                                25,073,524

Total Common Stock: 91.4%
(Cost $639,543,081)                                            906,019,014
---------------------------------------------------------------------------

Preferred Stock:
---------------------------------------------------------------------------
Aetna                                              12,400          943,175
Airtouch Communications                            28,600        1,701,700
Automatic Com Exchange Securities                  17,800          271,450
Chancellor Media 144A                              13,800        1,288,575
Chiquita Brands Class A                            15,500          544,438
Chiquita Brands Class B                             7,300          308,425
Conseco                                             6,100          646,600
Conseco Finance Trust IV                           16,500          636,281
DECS Trust                                         30,000          281,250
Federal Mogul Financial Trust                       7,500          495,938
Houston Industries                                 25,500        2,712,563
Ingersoll-Rand                                     49,600          985,800
International Paper                                 5,600          275,100
Kmart Financing                                    24,700        1,431,056
Life RE Capital Trust II                            3,700          281,200

                                                 Number          Market
                                                 of Shares        Value
---------------------------------------------------------------------------
Loral Space & Communication                        28,700       $1,521,100
MediaOne Group Series D                            31,700        3,011,500
MediaOne Group                                     21,000        1,396,500
Merrill Lynch                                      11,900          282,625
Occidental Petroleum                               14,100          661,819
Premier Parks                                      24,500        1,451,625
Readers Digest Association                         43,100        1,120,600
Salomon                                            16,700          782,813
Texas Utilities                                    38,800        1,872,100
Tosco 144A                                          3,200          152,400
Tribune                                             8,600          211,775
Union Pacific Capital Trust 144A                   34,500        1,582,688
Union Pacific Capital Trust                        34,100        1,564,338
Wang Laboratories 144A                             10,700          633,975
Wang Laboratories Series B                          9,900          586,575
WBK Strypes Trust                                  17,100          539,719
Williams                                            3,600          509,400
---------------------------------------------------------------------------

Total Preferred Stock: 3.1%
(Cost $24,279,758)                                              30,685,103
---------------------------------------------------------------------------

                                                 Par
Repurchase Agreement:                           Amount
---------------------------------------------------------------------------
State Street Bank and Trust Co.
Repurchase Agreement,
dated 12/31/98, 4.45%, maturing 1/4/99,
collateralized by $38,200,000 U.S. Treasury
Bonds 6.25%, 2/28/02,
market value $40,735,563                      $39,932,000       39,932,000
---------------------------------------------------------------------------

Total Repurchase Agreement: 4.0%
(Cost $39,932,000)                                              39,932,000
---------------------------------------------------------------------------

Total Investments: 99.9%
(Cost $715,824,677)                                            990,587,114
---------------------------------------------------------------------------
Other Assets Over Liabilities: 0.1%                              1,389,582
---------------------------------------------------------------------------

Net Assets: 100.0%
(Equivalent to $21.715 per share based
on 45,680,879 shares issued
and outstanding)                                              $991,976,696
---------------------------------------------------------------------------

* Non-income producing security
** Par amounts for foreign debt are expressed in local currency
DECS - Dividend Enhanced Convertible Stock

See accompanying notes to financial statements.

Lincoln National Equity-Income Fund, Inc.

Statement of Operations

Year ended December 31, 1998

Investment income:
 Dividends                                                  $18,582,521
--------------------------------------------------------------------------
 Interest                                                     1,820,176
--------------------------------------------------------------------------
 Less: Foreign withholding tax                                 (281,840)
--------------------------------------------------------------------------
  Total investment income                                    20,120,857
--------------------------------------------------------------------------

Expenses:
 Management fees                                              6,639,317
--------------------------------------------------------------------------
 Accounting fees                                                352,206
--------------------------------------------------------------------------
 Printing and postage                                           127,084
--------------------------------------------------------------------------
 Custodial fees                                                  68,253
--------------------------------------------------------------------------
 Pricing                                                         28,346
--------------------------------------------------------------------------
 Directors fees                                                   4,200
--------------------------------------------------------------------------
 Other                                                           24,051
--------------------------------------------------------------------------
  Total expenses                                              7,243,457
--------------------------------------------------------------------------
Net investment income                                        12,877,400
--------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments
and foreign currency:
 Net realized gain (loss) on:
 Investment transactions                                     39,921,335
--------------------------------------------------------------------------
 Foreign currency transactions                                  (89,300)
--------------------------------------------------------------------------
 Net realized gain on investment and
 foreign currency transactions                               39,832,035
--------------------------------------------------------------------------
Net change in unrealized appreciation of:
 Investments                                                 52,367,856
--------------------------------------------------------------------------
 Foreign currency                                                 8,472
--------------------------------------------------------------------------
 Net change in unrealized appreciation of investments
 and foreign currency                                        52,376,328
--------------------------------------------------------------------------
Net realized and unrealized gain on investments
and foreign currency                                         92,208,363
--------------------------------------------------------------------------
Net increase in net assets
resulting from operations                                  $105,085,763
==========================================================================



Statements of Changes in Net Assets

Years ended December 31, 1998 and 1997
                                                 Year ended     Year ended
                                                 12/31/98       12/31/97
                                                 ---------------------------
Changes from operations:
----------------------------------------------------------------------------
 Net investment income                           $ 12,877,400    $ 9,232,321
----------------------------------------------------------------------------
 Net realized gain on investment
 and foreign currency related transactions         39,832,035     17,621,623
----------------------------------------------------------------------------
 Net change in unrealized appreciation
 of investments and foreign currency               52,376,328    137,804,605
----------------------------------------------------------------------------
Net increase in net assets
resulting from operations                         105,085,763    164,658,549
----------------------------------------------------------------------------

Distributions to shareholders from:
 Net investment income                            (19,770,253)             -
----------------------------------------------------------------------------
 Net realized gain on investment transactions     (17,621,623)   (12,117,083)
----------------------------------------------------------------------------
  Total distributions to shareholders             (37,391,876)   (12,117,083)
----------------------------------------------------------------------------
Net increase in net assets
resulting from capital share transactions         113,212,973    201,375,033
----------------------------------------------------------------------------
  Total increase in net assets                    180,906,860    353,916,499
----------------------------------------------------------------------------
Net Assets, beginning of year                     811,069,836    457,153,337
----------------------------------------------------------------------------
Net Assets, end of year                          $991,976,696   $811,069,836
============================================================================

See accompanying notes to financial statements.

Lincoln National Equity-Income Fund, Inc.

Financial Highlights

(Selected data for each capital share outstanding throughout the period)

                                            Period ended December 31,
                                                1998       1997      1996        1995       1994(3)
                                            -------------------------------------------------------
Net asset value, beginning of period          $20.118    $15.780   $13.507     $10.335    $10.000
Income from investment operations:
 Net investment income(2)                       0.282      0.229     0.288       0.275      0.258
 Net realized and unrealized gain
  on investment and foreign currency            2.204      4.511     2.451       3.218      0.335
                                            -------------------------------------------------------
 Total from investment operations               2.486      4.740     2.739       3.493      0.593
                                            -------------------------------------------------------

Less dividends and distributions:
 Dividends from net investment income          (0.460)         -    (0.288)     (0.275)    (0.258)
 Distributions from net realized gain on
  investment transactions                      (0.429)    (0.402)   (0.178)     (0.046)         -
                                            -------------------------------------------------------
  Total dividends and distributions            (0.889)    (0.402)   (0.466)     (0.321)    (0.258)
                                            -------------------------------------------------------
Net asset value, end of period               $ 21.715   $ 20.118  $ 15.780    $ 13.507   $ 10.335
                                            =======================================================

Total Return(1)                                 12.73%     30.67%    19.81%      34.74%      5.65%

Ratios and supplemental data:
 Ratio of expenses to average net assets         0.79%      1.02%     1.08%       1.15%      1.26%
 Ratio of net investment income
  to average net assets                          1.40%      1.46%     1.99%       2.27%      2.48%
 Portfolio Turnover                             29.04%     17.81%    22.17%      27.81%     33.40%
 Net assets, end of period (000 omitted)     $991,977   $811,070  $457,153    $238,771    $78,861

(1) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).
(2) Per share information for the year ended December 31, 1998 was based on the average shares outstanding method.
(3) The per share data, total return, ratios and portfolio turnover are calculated for the period from commencement of investment activity on May 1, 1994 through December 31, 1994. Accordingly, the total return, ratios, and portfolio turnover have NOT been calculated on an annualized basis.

See accompanying notes to financial statements.

Lincoln National Equity-Income Fund, Inc.

Notes to Financial Statements

December 31, 1998

The Fund: Lincoln National Equity-Income Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products. The Fund's investment objective is to achieve reasonable income by investing primarily in income-producing equity securities. The Fund invests mostly in high-income stocks and some high-yielding bonds.

1. Significant Accounting Policies Investment Valuation: Portfolio securities which are traded on an exchange are valued at the last reported sale price on the exchange or market where primarily traded or listed or, in the absence of recent sales, at the mean between the last reported bid and asked prices. Long-term debt investments are valued at their mean quotations. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. Money market instruments having less than 60 days to maturity are stated at amortized cost, which approximates market value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

Foreign Currency Transactions: The books and records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in a foreign currency are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Income and expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities that result from fluctuations in foreign currency exchange rates in the statement of operations. The Fund does isolate that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

Reported net realized gains and losses on foreign currency transactions arise from sales and maturities of forward foreign currency contracts, currency gains and losses between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation or depreciation on translation of assets and liabilities in foreign currencies arise from changes in the value of other assets and liabilities at the end of the period resulting from changes in the exchange rates.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rates.

2. Other Assets Over Liabilities

The statement of net assets account "Other Assets Over Liabilities" at December 31, 1998 consisted of the following assets (liabilities):

Cash                                    $257,862
-------------------------------------------------
Foreign currency                          83,858
-------------------------------------------------
Receivable for dividends earned        1,742,938
-------------------------------------------------
Receivable for interest earned           133,681
-------------------------------------------------
Receivable for securities sold         3,637,351
-------------------------------------------------
Receivable for capital shares sold       159,608
-------------------------------------------------
Payable for securities purchased      (3,856,849)
-------------------------------------------------
Payable for capital shares redeemed      (47,866)
-------------------------------------------------
Management fees payable                 (580,063)
-------------------------------------------------
Other, net                              (140,938)
-------------------------------------------------
                                      $1,389,582
                                      ==========

3. Management Fees and Other Transactions With Affiliates
Lincoln Investment Management Company (the "Advisor") and its affiliates manage the Fund's investment portfolio and maintain its accounts and records. For these services, the Advisor receives a management fee at an annual rate of .75% of the first $500 million on the average daily net assets of the Fund and .70% of the excess over $500 million. The sub-advisor, Fidelity Investments, is paid directly by the Advisor.

Delaware Service Company ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. In return for these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the year ended December 31, 1998.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors is borne by the Fund.

4. Analysis of Net Assets
Net Assets at December 31, 1998 consisted of the following:

Common Stock, par value $.01 per share**                             $ 456,808
------------------------------------------------------------------------------
Paid in capital in excess of par value of shares issued            674,625,210
------------------------------------------------------------------------------
Undistributed net investment income                                  2,250,168
------------------------------------------------------------------------------
Accumulated net realized gain on investments                        39,921,335
------------------------------------------------------------------------------
Net unrealized appreciation of investments and foreign currencies  274,723,175
------------------------------------------------------------------------------
                                                                  $991,976,696
                                                                  ============

** The Fund has 100,000,000 authorized shares.

5. Investments The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the year ended December 31, 1998 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at December 31, 1998 are as follows:


     Aggregate      Aggregate      Gross          Gross          Net
     Cost of        Proceeds       Unrealized     Unrealized     Unrealized
     Purchases      From Sales     Appreciation   Depreciation   Appreciation
     ------------------------------------------------------------------------
     $313,779,291   $259,040,822   $308,815,824   $(34,053,387)  $274,762,437

6. Supplemental Financial Instrument Information
Repurchase Agreements: The Fund, through its custodian, receives delivery of the underlying securities, whose market value is required to be at least 102% of the repurchase price. The Advisor is responsible for determining that the value of the collateral is at least equal to the repurchase price. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

7. Credit and Market Risks
The Fund invests in foreign securities. As a result, there may be additional risks, such as the investments being subject to restrictions as to repatriation of cash back to the United States and to political or economic uncertainties. At December 31, 1998, the Fund did not have investments in excess of 5% of net assets in any individual foreign country. The Fund may invest in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

8. Summary of Changes From Capital Share Transactions

                                               Shares Issued Upon                                Net Increase
                      Capital                  Reinvestment of        Capital Shares             Resulting From Capital
                      Shares Sold              Dividends              Redeemed                   Share Transactions
                    ---------------------------------------------------------------------------------------------------
                      Shares      Amount       Shares      Amount     Shares        Amount       Shares       Amount
                    ---------------------------------------------------------------------------------------------------
Year ended
 December 31, 1998:  5,350,747 $111,802,363  1,852,270  $37,391,876  (1,837,911) $(35,981,266)   5,365,106 $113,212,973
Year ended
 December 31, 1997: 10,211,887 183,197,996   1,183,804   19,052,519     (51,029)     (875,482)  11,344,662  201,375,033

9. Distributions to Shareholders
The Fund declares and distributes dividends on net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.

Lincoln National Equity-Income Fund, Inc.
Report of Ernst & Young LLP, Independent Auditors

To the Shareholders and Board of Directors
Lincoln National Equity-Income Fund, Inc.

We have audited the accompanying statement of net assets of Lincoln National Equity-Income Fund, Inc. (the "Fund") as of December 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Equity-Income Fund, Inc. at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.


                                                 /s/ Ernst & Young LLP
Philadelphia, Pennsylvania
February 5, 1999